Long-Term Debt - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended								12 Months Ended							0 Months Ended	1 Months Ended		9 Months Ended		1 Months Ended			0 Months Ended				0 Months Ended		1 Months Ended			12 Months Ended					1 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended								1 Months Ended					0 Months Ended		1 Months Ended	9 Months Ended			0 Months Ended										0 Months Ended		12 Months Ended			0 Months Ended				1 Months Ended			12 Months Ended					0 Months Ended				0 Months Ended
	May 24, 2012	Jul. 31, 2011	Sep. 30, 2014	Dec. 31, 2013 Hotel	Dec. 31, 2012 Hotel	Dec. 31, 2011	Apr. 14, 2014 Voting Stock [Member]	Feb. 21, 2014 Voting Stock [Member]	Apr. 14, 2014 Nonvoting Stock [Member]	Feb. 21, 2014 Nonvoting Stock [Member]	May 24, 2012 Period One [Member]	May 24, 2012 Period Two [Member]	Apr. 14, 2014 Holdco I Mortgage Loan [Member]	May 24, 2012 Holdco I Mortgage Loan [Member]	Dec. 31, 2013 Holdco I Mortgage Loan [Member]	Apr. 14, 2014 Holdco I Mortgage Loan [Member]	Dec. 31, 2012 Holdco I Mortgage Loan [Member]	May 24, 2012 Holdco I Mortgage Loan [Member]	Dec. 31, 2007 Holdco I Mortgage Loan [Member]	Jul. 06, 2007 Holdco I Mortgage Loan [Member]	Dec. 31, 2007 Senior Mezzanine Loan [Member]	May 24, 2012 Mezzanine Loans [Member]	Nov. 30, 2011 Mezzanine Loans [Member]	Jul. 31, 2011 Mezzanine Loans [Member]	Sep. 30, 2014 Mezzanine Loans [Member]	Jul. 31, 2007 Mezzanine Loans [Member]	Jul. 31, 2011 Mezzanine Loans [Member] Group One [Member]	Jul. 31, 2011 Mezzanine Loans [Member] Group Two [Member]	Nov. 30, 2011 Mezzanine Loans [Member] Group Three [Member]	May 24, 2012 Mezzanine Loans [Member] Other Income (Loss) [Member]	May 24, 2012 Mezzanine Loans [Member] Gain Loss On Extinguishment Of Debt [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member]	Dec. 31, 2012 Holdco I Mezzanine Loans [Member]	Jul. 06, 2012 Holdco III Mortgage Loan [Member]	Jul. 05, 2012 Holdco III Mortgage Loan [Member]	Dec. 31, 2011 Holdco III Mortgage Loan [Member] Hotel	Jun. 30, 2010 Holdco III Mortgage Loan [Member] Hotel	Feb. 28, 2007 Holdco III Mortgage Loan [Member]	Dec. 31, 2013 Holdco III Mortgage Loan [Member]	Dec. 31, 2011 Holdco III Mortgage Loan [Member] Hotel	Jul. 06, 2012 Holdco III Mortgage Loan [Member]	Jul. 05, 2012 Holdco III Mortgage Loan [Member]	Feb. 27, 2007 Holdco III Mortgage Loan [Member] Hotel	Jan. 31, 2006 Unsecured Subordinated Notes [Member]	Apr. 14, 2014 Maximum [Member] Holdco I Mortgage Loan [Member]	Dec. 31, 2013 Maximum [Member] Holdco I Mortgage Loan [Member]	Dec. 31, 2013 Maximum [Member] Holdco I Mezzanine Loans [Member]	Apr. 14, 2014 Minimum [Member] Holdco I Mortgage Loan [Member]	Dec. 31, 2013 Minimum [Member] Holdco I Mortgage Loan [Member]	Dec. 31, 2013 Minimum [Member] Holdco I Mezzanine Loans [Member]	Apr. 14, 2014 Senior Secured Term Loan Facility [Member]	Feb. 21, 2014 Senior Secured Term Loan Facility [Member]	Sep. 30, 2014 Senior Secured Term Loan Facility [Member]	Dec. 31, 2013 Senior Secured Term Loan Facility [Member]	Apr. 14, 2014 Senior Secured Term Loan Facility [Member]	Feb. 21, 2014 Senior Secured Term Loan Facility [Member]	Apr. 14, 2014 Senior Secured Term Loan Facility [Member] Base Rate [Member]	Feb. 21, 2014 Senior Secured Term Loan Facility [Member] Base Rate [Member]	Apr. 14, 2014 Senior Secured Term Loan Facility [Member] LIBOR [Member]	Feb. 21, 2014 Senior Secured Term Loan Facility [Member] LIBOR [Member]	Apr. 14, 2014 Senior Secured Term Loan Facility [Member] Step-down One [Member]	Feb. 21, 2014 Senior Secured Term Loan Facility [Member] Step-down One [Member]	Apr. 14, 2014 Senior Secured Term Loan Facility [Member] Step-down Two [Member]	Feb. 21, 2014 Senior Secured Term Loan Facility [Member] Step-down Two [Member]	Sep. 30, 2014 Senior Secured Term Loan Facility [Member] Scenario, Forecast [Member]	Apr. 14, 2014 Senior Secured Term Loan Facility [Member] Maximum [Member] Base Rate [Member]	Feb. 21, 2014 Senior Secured Term Loan Facility [Member] Maximum [Member] Base Rate [Member]	Apr. 14, 2014 Senior Secured Term Loan Facility [Member] Minimum [Member] LIBOR [Member]	Feb. 21, 2014 Senior Secured Term Loan Facility [Member] Minimum [Member] LIBOR [Member]	Apr. 14, 2014 Revolving Facility [Member]	Feb. 21, 2014 Revolving Facility [Member]	Jun. 30, 2009 Revolving Facility [Member] Hotel	Sep. 30, 2014 Revolving Facility [Member]	Apr. 14, 2014 Revolving Facility [Member]	Feb. 21, 2014 Revolving Facility [Member]	Apr. 14, 2014 Revolving Facility [Member] Base Rate [Member]	Feb. 21, 2014 Revolving Facility [Member] Base Rate [Member]	Apr. 14, 2014 Revolving Facility [Member] LIBOR [Member]	Feb. 21, 2014 Revolving Facility [Member] LIBOR [Member]	Apr. 14, 2014 Revolving Facility [Member] Step-down One [Member]	Feb. 21, 2014 Revolving Facility [Member] Step-down One [Member]	Apr. 14, 2014 Revolving Facility [Member] Step-down Two [Member]	Feb. 21, 2014 Revolving Facility [Member] Step-down Two [Member]	Apr. 14, 2014 Revolving Facility [Member] Step-down Three [Member]	Feb. 21, 2014 Revolving Facility [Member] Step-down Three [Member]	Apr. 14, 2014 Senior Secured Revolving Facility [Member]	Feb. 21, 2014 Senior Secured Revolving Facility [Member]	Dec. 31, 2013 Senior Secured Revolving Facility [Member]	Apr. 14, 2014 Senior Secured Revolving Facility [Member]	Feb. 21, 2014 Senior Secured Revolving Facility [Member]	Apr. 14, 2014 Senior Secured Revolving Facility [Member] Minimum [Member]	Feb. 21, 2014 Senior Secured Revolving Facility [Member] Minimum [Member]	Apr. 14, 2014 Letter of Credit [Member]	Feb. 21, 2014 Letter of Credit [Member]	Oct. 31, 2013 Letter of Credit [Member]	Jan. 31, 2012 Letter of Credit [Member]	Apr. 30, 2010 Letter of Credit [Member] LetterOfCredit	Dec. 31, 2013 Letter of Credit [Member]	Dec. 31, 2012 Letter of Credit [Member]	Dec. 31, 2011 Letter of Credit [Member]	Apr. 14, 2014 Letter of Credit [Member]	Feb. 21, 2014 Letter of Credit [Member]	Apr. 14, 2014 Term Facility and/or Revolving Facility [Member]	Feb. 21, 2014 Term Facility and/or Revolving Facility [Member]	Apr. 14, 2014 Term Facility and/or Revolving Facility [Member]	Feb. 21, 2014 Term Facility and/or Revolving Facility [Member]	Apr. 14, 2014 Term Facility and/or Revolving Facility [Member] First Anniversary [Member]	Feb. 21, 2014 Term Facility and/or Revolving Facility [Member] First Anniversary [Member]	Apr. 14, 2014 Term Facility and/or Revolving Facility [Member] First Anniversary [Member]	Feb. 21, 2014 Term Facility and/or Revolving Facility [Member] First Anniversary [Member]
Debt Instrument [Line Items]
Debt face amount																			$ 2,350,000,000	$ 2,400,000,000	$ 50,000,000					$ 700,000,000											$ 177,900,000						$ 101,300,000
Contributions from funds	175,000,000	85,000,000
Cash used to pay debt	101,000,000	30,000,000																																			34,600,000
Settlement of unsecured debt																						69,800,000					60,200,000	45,200,000	23,100,000
Gain (loss) on Extinguishment of Debt			(2,030,000)		1,192,000	11,451,000																5,200,000	1,900,000	9,600,000
Debt maturity date														Jul. 06, 2014								Jul. 06, 2014																						Mar. 15, 2011
Debt principal payment																		180,000,000																		7,800,000				7,800,000
Payment of associated closing costs																														7,700,000	4,000,000					1,200,000
Debt,obligated quarterly principal payment											12,500,000	15,625,000
Hotels served as collateral for loan				314	354																															25	17			25			8																													20
Percentage of member interest pledged as collateral for loans				100.00%
Debt instrument, floor interest rate															1.00%	1.00%																1.00%				1.00%	1.00%		1.00%	1.00%	1.00%	1.00%																								2.00%	2.00%	1.00%	1.00%
Debt instrument, basis spread on variable rate													0.55%		0.55%																			4.50%	4.00%		3.50%	1.40%	4.50%	4.00%					6.803%	6.803%	13.90%	3.891%	3.891%	9.00%							2.00%	2.00%	3.00%	3.00%																1.50%	1.50%	0.25%	2.50%
Weighted average spread interest rate															2.892%		2.664%															11.59%	11.59%
Credit facility maximum borrowing capacity																																																						2,100,000,000	2,100,000,000																	250,000,000																250,000,000	250,000,000						5,700,000	7,200,000	9,200,000	50,000,000			50,000,000
Debt maturity date																																																																								Jun. 26, 2010
Debt, outstanding balance																																				237,300,000				237,300,000
Deferred financing costs wrote off																																				500,000
Reduction in principal amount outstanding																																				11,900,000
Principal amount of unsecured, subordinated notes assumed																																												7,600,000
Debt annual interest rate																																												8.875%
Debt premium																																												600,000
Number of credit facilities obtained																																																																																																	2
Credit facility reduced amount																																																																																															1,500,000	2,000,000
Commitment fee rate																																																																																						0.50%	0.50%				25.00%	25.00%						2.00%
Amount of fee on letter of credit																																																																																																		200,000	200,000	300,000
Line of credit facility maturity year																																																			2021			2021																																2019		2019
Additional amount available under the Term Facility and/or the Revolving Facility																																																																																																									350,000,000	350,000,000
First lien net leverage ratio																																																							4.50	4.50					5.25	5.25	4.00	4.00																5.00	5.00	4.50	4.50	4.00	4.00				5.00	5.00															6.00	6.00			5.75	5.75
First lien net leverage ratio, description																																																			First lien net leverage ratio of less than or equal to 4.50 to 1.00	First lien net leverage ratio of less than or equal to 4.50 to 1.00																		First lien net leverage ratio of less than or equal to 5.00 to 1.00, 4.50 to 1.00 and 4.00 to 1.00	First lien net leverage ratio of less than or equal to 5.00 to 1.00, 4.50 to 1.00 and 4.00 to 1.00															First lien net leverage ratio less than or equal to 5.00 to 1.00.	First lien net leverage ratio of less than or equal to 5.00 to 1.00																First lien net leverage ratio of less than or equal to 6.00 to 1.00	First lien net leverage ratio of less than or equal to 6.00 to 1.00			First lien net leverage ratio of less than or equal to 5.75 to 1.00	First lien net leverage ratio of less than or equal to 5.75 to 1.00
Debt, interest rate terms																									as of December 31, 2013 was LIBOR plus spreads ranging from 9.0% to 13.9%.																										A rate equal to a margin over either (a) a base rate determined by reference to the highest of (1) the JPM prime lending rate, (2) the Federal Funds Effective Rate plus 1/2 of 1.00% and (3) the adjusted LIBOR rate for a one-month interest period plus 1.00% or (b) a LIBOR rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing.	A rate equal to a margin over either (a) a base rate determined by reference to the highest of (1) the JPM prime lending rate, (2) the Federal Funds Effective Rate plus 1/2 of 1.00% and (3) the adjusted LIBOR rate for a one-month interest period plus 1.00% or (b) a LIBOR rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing.																		A rate equal to a margin over either (a) a base rate determined by reference to the highest of (1) the JPM prime lending rate, (2) the Federal Funds Effective Rate plus 1/2 of 1.00% and (3) the adjusted LIBOR rate for a one-month interest period plus 1.00% or (b) a LIBOR rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing.	A rate equal to a margin over either (a) a base rate determined by reference to the highest of (1) the JPM prime lending rate, (2) the Federal Funds Effective Rate plus 1/2 of 1.00% and (3) the adjusted LIBOR rate for a one-month interest period plus 1.00% or (b) a LIBOR rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing.
Federal funds effective rate description																																																			Federal Funds Effective Rate plus 1/2 of 1.00%	Federal Funds Effective Rate plus 1/2 of 1.00%																		Federal Funds Effective Rate plus 1/2 of 1.00%	Federal Funds Effective Rate plus 1/2 of 1.00%
Adjusted LIBOR rate																																																							1.00%	1.00%																		1.00%	1.00%
Step-down rate																																																							0.25%	0.25%					25.00%	25.00%	0.00%	0.00%										2.50%	0.25%
Step-down commitment fee rate																																																																																						0.375%	0.375%
Step-down percentage of excess cash flow																																																							50.00%	50.00%
Net cash proceeds, percentage of prepayments																																																							100.00%	100.00%
Sale of assets reinvestment period																																																			12 months	12 months
Sale of assets commitment period																																																			180 days	180 days
Percentage of net proceeds of debt																																																			100.00%	100.00%
Prepayment premium on voluntary prepayment																																																			1.00%	1.00%
Quarterly installments on term loan percentage																																																					0.25%												0.25%
Percentage of capital stock							65.00%	65.00%	100.00%	100.00%
Letters of credit outstanding																																																																																																					20,000,000	20,000,000
Net leverage ratio																																																																																													8.0	8.0
Debt Issuance Cost			28,700,000
Debt Issuance Cost net			27,100,000
Ticking fee																																																			1,800,000
Proceeds from letter of credit																																																																									$ 5,700,000
Percentage of fee on letter of credit																																																																									2.63%